Total Invested Assets and Related Net Investment Income - Cash, Cash Equivalents and Short-term Securities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurement [Abstract]
Cash	$ 2,297	$ 2,498
Cash equivalents	5,529	8,156
Short-term securities	4,452	2,873
Cash, cash equivalents and short-term securities	12,278	13,527
Less: Bank overdraft, recorded in Other liabilities	133	6
Net cash, cash equivalents and short-term securities	$ 12,145	$ 13,521